CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY - CAD ($)	Class A shares	Class B shares	Warrants	Contributed surplus	Foreign exchange translation reserve	Accumulated Deficit	Total
Beginning balance at Dec. 31, 2017	$ 201,500	$ 12,794,963	$ 2,116,900	$ 1,495,300		$ (4,195,264)	$ 12,413,399
Beginning balance (shares) at Dec. 31, 2017	72	3,794,846	354,996
Shares issued		$ 47,853,745					47,853,745
Shares issued (shares)		2,268,035
Share issuance costs		$ (6,634,405)					(6,634,405)
Reverse acquisition		$ 9,868,179	$ 118,875	25,725			10,012,779
Reverse acquisition (shares)		545,505	37,313
Warrant valuations		$ (2,366,670)	$ 2,366,670
Warrant valuations (shares)			198,835
Share based payments			$ 294,287	6,146,119			6,440,406
Share options exercised		$ 5,145,825		(2,288,775)			2,857,050
Share options exercised (shares)		190,463
Share options cancelled				(401,069)		401,069
Warrants exercised		$ 1,254,665	$ (454,587)				800,078
Warrants exercised (shares)		44,931	(44,932)
Net comprehensive loss for the period						(22,710,624)	(22,710,624)
Ending balance at Dec. 31, 2018	$ 201,500	$ 67,916,302	$ 4,442,145	4,977,300		(26,504,819)	51,032,428
Ending balance (shares) at Dec. 31, 2018	72	6,843,780	546,212
Shares issued		$ 11,539,417					11,539,417
Shares issued (shares)		408,651
Issued on acquisition of net assets of Prismic Pharmaceuticals, Inc.		$ 16,431,818	$ 1,888,086	2,567,306			20,887,210
Issued on acquisition of net assets of Prismic Pharmaceuticals, Inc. (shares)		510,940	67,598
Share based payments				16,061,319			16,061,319
Share options exercised		$ 1,782,438		(1,049,840)			732,598
Share options exercised (shares)		130,189
Warrants exercised		$ 145,174	$ (50,183)				94,991
Warrants exercised (shares)		12,167	(12,167)
Warrants expired			$ (535,014)	535,014
Warrants expired (shares)			(134,192)
Net comprehensive loss for the period					$ (112,690)	(52,013,186)	(52,125,876)
Ending balance at Dec. 31, 2019	$ 201,500	$ 97,815,149	$ 5,745,034	$ 23,091,099	$ (112,690)	$ (78,518,005)	$ 48,222,087
Ending balance (shares) at Dec. 31, 2019	72	7,905,727	467,451